UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23149

Thrivent Core Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: April 28, 2017

Item 1.	Report to Stockholders

SEMIANNUAL REPORT

April 28, 2017

THRIVENT CORE SHORT-TERM RESERVE FUND

THRIVENT CORE SHORT-TERM RESERVE FUND

William D. Stouten, Portfolio Manager

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

The Fund will invest primarily in investment-grade, fixed-income securities. Although the value of the Fund’s shares will fluctuate, Thrivent Asset Management will seek to manage the magnitude of fluctuation by limiting the Fund’s weighted-average-maturity to 180 days or less. Weighted-average-maturity measures the price sensitivity of a fixed-income security to changes in interest rates. Allowable investments will consist primarily of U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; time deposits, repurchase agreements; and other securities that have debt-like characteristics. The Fund may also invest in other investment companies that have exposure to fixed income securities.

Portfolio Composition (% of Portfolio)
Short-Term Investments	100.0%

Total	100.0%

Major Market Sectors (% of Net Assets)
Financials	39.8%
Utilities	10.0%
U.S. Government and Agencies	7.9%
Asset-Backed Securities	7.9%
Consumer Non-Cyclical	7.7%
U.S. Municipals	6.0%
Foreign	5.5%
Consumer Cyclical	2.8%
Basic Materials	2.7%
Technology	2.6%

Top 10 Holdings (% of Net Assets)
Federal Home Loan Bank	1.4%
Federal Home Loan Bank	1.4%
Federal Home Loan Bank	0.9%
Kroger Company	0.9%
Federal National Mortgage Association	0.8%
International Business Machines
Corporation	0.7%
GlaxoSmithKline Capital plc	0.6%
National Rural Utilities Cooperative
Finance Corporation	0.6%
Wells Fargo & Company	0.6%
Honda Auto Receivables Owner Trust	0.6%

These securities represent 8.5% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 28, 2017.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 11/1/2016	Ending Account Value 4/28/2017	Expenses Paid During Period 11/1/2016 - 4/28/2017*	Annualized Expense Ratio
Thrivent Core Short-Term Reserve Fund
Actual	$1,000	$1,005	$0.05	0.01%
Hypothetical**	$1,000	$1,025	$0.05	0.01%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 179/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of April 28, 2017

(unaudited)

Principal Amount	Asset-Backed Securities (7.9%)[a]	Value
	Ally Auto Receivables Trust
$11,143,698	0.830%, 2/15/2018, Ser. 2017-1	$11,143,725
25,122,078	1.050%, 4/16/2018, Ser. 2017-2	25,122,216
	Ascentium Equipment Receivables Trust
20,000,000	1.350%, 5/10/2018, Ser. 2017-1Ab,c	20,000,000
	BMW Vehicle Lease Trust
7,895,769	1.000%, 3/20/2018, Ser. 2017-1	7,895,814
	CarMax Auto Owner Trust
2,315,720	0.750%, 11/15/2017, Ser. 2016-4	2,315,721
11,774,942	0.850%, 2/15/2018, Ser. 2017-1	11,769,356
21,500,000	1.100%, 4/16/2018, Ser. 2017-2	21,500,142
	Chrysler Capital Auto Receivables Trust
4,499,684	0.850%, 11/15/2017, Ser. 2016-BAb	4,498,978
	CNH Equipment Trust
3,428,279	0.750%, 10/10/2017, Ser. 2016-C	3,428,282
15,462,199	1.000%, 4/13/2018, Ser. 2017-A	15,462,306
	Dealers Capital Access Trust, LLC
3,100,000	1.200%, 5/2/2017	3,099,629
4,000,000	1.200%, 5/5/2017	3,999,142
	Enterprise Fleet Financing, LLC
15,919,327	1.050%, 2/20/2018, Ser. 2017-1[b]	15,902,405
	Ford Credit Auto Owner Trust
3,894,960	0.720%, 11/15/2017, Ser. 2016-C	3,894,962
12,692,794	0.840%, 2/15/2018, Ser. 2017-A	12,688,013
	General Motors Financial Leasing Trust
20,629,944	1.000%, 3/20/2018, Ser. 2017-1	20,630,054
	GM Financial Consumer Automobile
14,000,000	1.100%, 4/16/2018, Ser. 2017-1Ab	14,000,080
	GreatAmerica Leasing Receivables Funding, LLC
18,393,577	1.000%, 2/20/2018, Ser. 2017-1[b]	18,393,696
	Honda Auto Receivables Owner Trust
30,798,829	1.050%, 12/21/2017, Ser. 2017-1	30,801,657
	Huntington Auto Trust
7,492,445	0.850%, 12/15/2017, Ser. 2016-1	7,491,511
	Hyundai Auto Lease Securitization Trust
5,310,749	0.820%, 1/16/2018, Ser. 2017-Ab	5,308,730
	Hyundai Auto Receivables Trust
20,021,286	1.100%, 4/16/2018, Ser. 2017-A	20,019,348

Principal Amount	Asset-Backed Securities (7.9%)[a]	Value
	John Deere Owner Trust
$17,231	0.640%, 8/15/2017, Ser. 2016-B	$17,230
12,138,019	0.880%, 3/15/2018, Ser. 2017-A	12,137,324
	Mercedes-Benz Auto Lease Trust
1,524,379	0.750%, 11/15/2017, Ser. 2016-B	1,524,380
30,000,000	1.150%, 4/16/2018, Ser. 2017-A	30,000,000
	MMAF Equipment Finance, LLC
24,650,000	1.170%, 5/16/2018, Ser. 2017-AAb,c	24,650,000
	Nissan Auto Receivables Owner Trust
25,041,576	1.000%, 4/16/2018, Ser. 2017-A	25,041,708
	Securitized Term Auto Receivables Trust
10,574,252	0.880%, 2/26/2018, Ser. 2017-1Ab	10,569,436
	Volvo Financial Equipment, LLC
22,752,021	0.900%, 3/15/2018, Ser. 2017-1Ab	22,752,126
	Wheels SPV 2, LLC
3,548,386	0.850%, 8/20/2017, Ser. 2016-1Ab	3,547,879
	World Omni Auto Receivables Trust
9,335,950	0.870%, 3/15/2018, Ser. 2017-A	9,330,656
18,000,000	1.100%, 4/16/2018, Ser. 2017-A	18,000,000

	Total	436,936,506

Principal Amount	Basic Materials (2.7%)[a]	Value
	Agrium, Inc.
10,750,000	1.250%, 5/10/2017[d]	10,745,919
25,000,000	1.300%, 5/18/2017[d]	24,983,819
25,000,000	1.220%, 5/23/2017[d]	24,979,323
	Ecolab, Inc.
25,000,000	1.140%, 5/3/2017[b]	24,996,139
25,000,000	1.200%, 5/9/2017[b]	24,991,330
25,000,000	1.170%, 5/17/2017[b]	24,984,668
	International Paper Company
15,000,000	1.150%, 5/1/2017[b]	14,998,619

	Total	150,679,817

Principal Amount	Capital Goods (2.5%)[a]	Value
	Boeing Company
7,080,000	1.297%, 10/30/2017[e]	7,085,027
	General Electric Company
15,118,000	5.625%, 9/15/2017	15,362,564
7,000,000	1.600%, 11/20/2017	7,013,216
21,368,000	5.250%, 12/6/2017	21,864,678
	John Deere Capital Corporation
11,282,000	1.125%, 6/12/2017	11,281,898
	United Technologies Corporation
25,000,000	1.180%, 5/2/2017[b]	24,996,919
25,000,000	1.120%, 5/4/2017[b]	24,995,350
25,000,000	1.150%, 5/8/2017[b]	24,992,146

	Total	137,591,798

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of April 28, 2017

(unaudited)

Principal Amount	Communications Services (2.3%)[a]	Value
	CBS Corporation
$10,000,000	1.070%, 5/1/2017[b]	$9,999,079
10,000,000	1.170%, 5/12/2017[b]	9,995,543
11,000,000	1.150%, 5/19/2017[b]	10,992,506
	Comcast Corporation
25,000,000	1.200%, 5/22/2017[b]	24,980,250
7,000,000	1.220%, 6/9/2017[b]	6,989,873
	NBC Universal Enterprise, Inc.
25,000,000	1.150%, 5/17/2017[b,d]	24,984,668
20,000,000	1.150%, 5/18/2017[b,d]	19,987,056
	Walt Disney Company
20,000,000	0.875%, 5/30/2017	19,999,640

	Total	127,928,615

Principal Amount	Consumer Cyclical (2.8%)[a]	Value
	CVS Health Corporation
25,000,000	1.140%, 5/8/2017[b]	24,992,146
15,000,000	1.140%, 5/9/2017[b]	14,994,798
15,000,000	1.130%, 5/11/2017[b]	14,993,814
	Toyota Credit Canada, Inc.
10,000,000	1.230%, 6/5/2017[d]	9,990,131
25,000,000	1.040%, 6/8/2017[d]	24,973,122
25,000,000	1.090%, 6/21/2017[d]	24,963,100
	Toyota Motor Credit Corporation
15,000,000	1.237%, 5/16/2017[e]	15,001,785
	Wal-Mart Stores, Inc.
25,000,000	5.524%, 6/1/2017	25,077,600

	Total	154,986,496

Principal Amount	Consumer Non-Cyclical (7.7%)[a]	Value
	Amgen, Inc.
5,000,000	2.125%, 5/15/2017	5,001,200
10,000,000	1.250%, 5/22/2017	9,999,690
5,180,000	1.430%, 5/22/2017[e]	5,181,005
	Coca-Cola Company
20,000,000	0.930%, 6/21/2017[b]	19,974,980
6,000,000	0.960%, 7/13/2017[b]	5,988,815
3,500,000	0.950%, 8/8/2017[b]	3,490,559
30,000,000	1.040%, 8/21/2017[b]	29,905,412
5,720,000	0.875%, 10/27/2017	5,711,700
	Diageo Capital plc
9,065,000	1.500%, 5/11/2017	9,066,305
	Ecolab, Inc.
15,840,000	1.080%, 5/1/2017[b]	15,838,542
	General Mills, Inc.
25,000,000	1.125%, 5/2/2017[b]	24,996,920
	GlaxoSmithKline, LLC
20,000,000	1.050%, 7/10/2017[b,d]	19,961,472
	Golden Funding Corporation
15,613,000	1.060%, 5/22/2017[b,d]	15,602,977
	Kroger Company
50,000,000	1.100%, 5/1/2017[b]	49,995,396
15,000,000	1.150%, 5/3/2017[b]	14,997,683
	McDonald’s Corporation
25,000,000	1.160%, 5/4/2017[b]	24,995,254
	Medtronic Global Holdings SCA
8,800,000	1.080%, 5/2/2017[b,d]	8,798,938
20,000,000	1.140%, 5/8/2017[b,d]	19,993,922
20,000,000	1.140%, 5/9/2017[b,d]	19,993,308

Principal Amount	Consumer Non-Cyclical (7.7%)[a]	Value
	Nestle Finance International, Ltd.
$25,000,000	0.920%, 6/15/2017[d]	$24,972,133
	PepsiAmericas, Inc.
5,000,000	5.000%, 5/15/2017	5,007,235
	PepsiCo, Inc.
9,000,000	1.125%, 7/17/2017	9,000,720
5,635,000	1.000%, 10/13/2017	5,632,555
	Pfizer Inc.
21,700,000	1.431%, 6/15/2018[e]	21,779,010
	Reckitt Benckiser Treasury Services plc
5,000,000	1.020%, 5/2/2017[b,d]	4,999,536
11,500,000	1.180%, 8/25/2017[b,d]	11,460,162
7,850,000	1.110%, 8/30/2017[b,d]	7,821,366
	Roche Holdings, Inc.
11,870,000	1.242%, 9/29/2017[b,e]	11,874,404
	Thermo Fisher Scientific Inc
10,000,000	1.200%, 5/24/2017[b]	9,991,355

	Total	422,032,554

Principal Amount	Energy (2.5%)[a]	Value
	Chevron Corporation
15,000,000	1.020%, 8/28/2017[b]	14,953,437
3,715,000	1.090%, 8/29/2017[b]	3,703,348
	Exxon Mobil Corporation
21,350,000	0.905%, 6/7/2017	21,330,358
15,000,000	0.910%, 6/21/2017	14,981,167
	Phillips 66
24,921,000	2.950%, 5/1/2017	24,921,000
	Schlumberger Investment SA
3,720,000	1.250%, 8/1/2017[b]	3,718,959
	Shell International Finance BV
18,335,000	1.354%, 5/10/2017[e]	18,337,035
	Total Capital Canada, Ltd.
5,000,000	1.450%, 1/15/2018	4,997,955
	Total Capital International SA
12,500,000	1.550%, 6/28/2017	12,505,700
	TransCanada PipeLines, Ltd.
16,000,000	1.250%, 5/24/2017[b]	15,986,168

	Total	135,435,127

Principal Amount	Financials (39.8%)[a]	Value
	Alaska Housing Finance Corporation
19,800,000	0.950%, 5/15/2017	19,791,486
14,500,000	0.970%, 5/16/2017	14,493,910
	AllianceBernstein, LP
20,900,000	1.000%, 5/24/2017[b]	20,886,943
10,000,000	1.180%, 6/14/2017[b]	9,988,276
	American Express Credit Corporation
8,460,000	1.370%, 6/5/2017[e]	8,462,242
	ANZ New Zealand International, Ltd.
10,000,000	1.140%, 8/7/2017[b,d]	9,970,962
	Australia and New Zealand Banking Group, Ltd.
5,821,000	1.250%, 6/13/2017	5,821,920
	Bank of America NA
7,000,000	1.458%, 5/8/2017[e]	7,000,490
	Bank of Montreal
15,000,000	1.502%, 6/7/2017[e]	15,008,715

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of April 28, 2017

(unaudited)

Principal Amount	Financials (39.8%)[a]	Value
	Bank of Montreal Chicago
$25,000,000	1.140%, 6/21/2017	$25,004,486
10,000,000	1.419%, 7/10/2017[e]	10,011,250
14,750,000	1.534%, 8/11/2017[e]	14,773,217
	Bank of Nova Scotia
10,000,000	1.484%, 11/7/2017[b,e]	10,020,950
	Bank of Nova Scotia Houston
15,000,000	1.516%, 6/9/2017[e]	15,009,330
	Barclays Bank PLC
8,000,000	2.250%, 5/10/2017[b]	8,001,520
	Berkshire Hathaway Finance Corporation
6,236,000	1.600%, 5/15/2017	6,237,440
	Branch Banking & Trust Company
17,450,000	1.350%, 10/1/2017	17,446,475
	CAFCO, LLC
15,000,000	1.180%, 8/8/2017[b,d]	14,956,905
	Canadian Imperial Bank of Commerce
10,000,000	1.423%, 5/23/2017[e]	10,003,300
10,000,000	1.554%, 8/31/2017[e]	10,017,950
15,000,000	1.373%, 11/6/2017[b,e]	15,020,055
	Capital One Bank USA NA
4,490,000	1.300%, 6/5/2017	4,490,269
	Chariot Funding, LLC
3,400,000	1.180%, 8/14/2017[b]	3,387,842
	Chase Bank USA NA
10,000,000	1.370%, 10/6/2017[e]	10,009,350
10,000,000	1.450%, 1/5/2018[e]	10,016,290
	Ciesco, LLC
25,000,000	1.090%, 6/20/2017[b,d]	24,961,575
8,000,000	1.200%, 8/1/2017[b,d]	7,975,469
	Citibank NA
19,550,000	1.090%, 7/19/2017	19,552,121
	Commonwealth Bank of Australia
10,000,000	1.530%, 5/17/2017[b,e]	10,003,160
15,000,000	1.504%, 9/1/2017[b,e]	15,023,340
28,000,000	1.400%, 9/8/2017	28,012,964
9,883,000	1.900%, 9/18/2017	9,901,471
10,000,000	1.322%, 11/16/2017[b,e]	10,015,750
10,000,000	1.323%, 3/1/2018[b,e]	10,013,220
	Cooperatieve Rabobank UA
15,000,000	1.359%, 7/10/2017[e]	15,009,720
4,500,000	1.300%, 8/1/2017	4,501,620
	Fairway Finance Company, LLC
20,000,000	1.100%, 7/24/2017[b,d]	19,944,852
	Fifth Third Bank
17,750,000	1.350%, 5/2/2017	17,750,000
	GlaxoSmithKline Capital plc
33,477,000	1.500%, 5/8/2017	33,478,373
	Glaxosmithkline Finance plc
10,000,000	1.250%, 6/7/2017[b,d]	9,990,144
17,000,000	0.980%, 6/26/2017[b,d]	16,974,424
	Goldman Sachs Group, Inc.
28,800,000	1.720%, 5/22/2017[e]	28,810,800
15,230,000	1.725%, 6/4/2017[e]	15,237,524
	Gotham Funding Corporation
10,000,000	1.020%, 5/4/2017[b,d]	9,998,503
10,000,000	1.000%, 5/26/2017[b,d]	9,992,370
15,000,000	1.000%, 5/30/2017[b,d]	14,986,733
	HSBC USA, Inc.
5,000,000	1.456%, 6/23/2017[e]	5,001,995

Principal Amount	Financials (39.8%)[a]	Value
	ING Funding, LLC
$8,000,000	1.090%, 6/26/2017[d]	$7,984,254
10,000,000	1.250%, 8/1/2017[d]	9,967,067
10,000,000	1.200%, 8/4/2017[d]	9,965,945
	ING US Funding, LLC
10,000,000	1.150%, 5/9/2017[d]	9,997,601
14,000,000	1.433%, 5/30/2017[d,e]	14,005,894
10,000,000	1.170%, 6/7/2017[d]	9,988,478
10,000,000	1.290%, 7/17/2017[d]	9,972,644
	JP Morgan Securities, LLC
15,000,000	1.000%, 5/30/2017	14,988,360
12,000,000	1.233%, 9/5/2017[e]	12,004,212
	JPMorgan Chase Bank NA
16,250,000	1.521%, 6/14/2017[e]	16,256,012
	Jupiter Securitization Company, LLC
10,000,000	1.090%, 8/8/2017[b,d]	9,966,623
	La Fayette Asset Securitization, LLC
7,000,000	1.060%, 5/8/2017[b,d]	6,998,234
	Liberty Street Funding, LLC
15,000,000	1.090%, 5/31/2017[b,d]	14,986,291
10,000,000	1.090%, 6/1/2017[b,d]	9,990,565
10,000,000	1.130%, 6/14/2017[b,d]	9,986,553
	LMA Americas, LLC
25,000,000	1.160%, 5/15/2017[b,d]	24,989,021
	Macquarie Bank, Ltd.
15,000,000	1.060%, 5/23/2017[b]	14,990,750
25,000,000	1.140%, 6/12/2017[b]	24,969,688
10,000,000	1.170%, 6/15/2017[b]	9,986,880
20,000,000	1.000%, 6/16/2017[b]	19,973,077
	Marsh & McLennan Companies, Inc.
25,000,000	1.200%, 5/15/2017[b]	24,986,353
	Massachusetts Educational Financing Auth.
10,000,000	0.980%, 5/10/2017[d]	10,000,100
	MetLife Short Term Funding, LLC
10,000,000	1.020%, 6/12/2017[b,d]	9,987,562
16,125,000	1.000%, 6/13/2017[b,d]	16,104,458
13,500,000	1.032%, 6/19/2017[b,d]	13,480,286
20,000,000	1.090%, 6/21/2017[b,d]	19,969,520
8,300,000	1.050%, 6/26/2017[b,d]	8,286,016
25,000,000	1.000%, 6/27/2017[b,d]	24,957,083
20,000,000	1.100%, 6/28/2017[b,d]	19,964,993
7,000,000	1.170%, 7/10/2017[b,d]	6,984,826
	Mizuho Bank, Ltd.
13,430,000	1.100%, 5/5/2017	13,430,589
30,000,000	1.060%, 5/18/2017[b]	29,985,117
10,000,000	1.614%, 6/19/2017[e]	10,008,850
	National Australia Bank, Ltd.
6,000,000	2.000%, 6/20/2017[b]	6,005,712
10,000,000	1.317%, 11/16/2017[b,e]	10,013,150
10,000,000	1.404%, 12/6/2017[b,e]	10,017,360
	National Rural Utilities Cooperative
	Finance Corporation
33,250,000	1.284%, 5/12/2017[e]	33,251,297
	Nederlandse Waterschapsbank NV
25,000,000	0.980%, 5/5/2017[b]	24,996,063
15,000,000	0.970%, 5/11/2017[b]	14,995,575
10,000,000	0.990%, 6/27/2017[b]	9,985,167
	New York Life Global Funding
22,064,000	1.650%, 5/15/2017[b]	22,070,663
	Nieuw Amsterdam Receivables Corporation
25,000,000	1.220%, 7/14/2017[b,d]	24,939,523
11,000,000	1.300%, 8/10/2017[b,d]	10,961,771

The accompanying Notes to Financial Statements are an integral part of this schedule.

6

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of April 28, 2017

(unaudited)

Principal Amount	Financials (39.8%)[a]	Value
	Nordea Bank Finland plc
$10,000,000	1.452%, 5/26/2017[e]	$10,003,880
15,000,000	1.502%, 6/7/2017[e]	15,008,715
10,000,000	1.600%, 9/6/2017[e]	10,018,250
	Old Line Funding, LLC
25,000,000	1.040%, 5/18/2017[b,d]	24,986,875
25,000,000	1.080%, 6/5/2017[b,d]	24,974,074
25,000,000	1.151%, 7/25/2017[b,d,e]	24,999,425
	Pricoa Global Funding I
3,845,000	1.350%, 8/18/2017[b]	3,843,366
	Pricoa Short Term Funding, LLC
20,000,000	1.000%, 5/15/2017[b]	19,991,500
20,000,000	1.040%, 6/5/2017[b]	19,979,332
25,000,000	1.000%, 6/13/2017[b]	24,968,152
20,000,000	1.100%, 6/20/2017[b]	19,970,143
	Royal Bank of Canada
12,500,000	1.200%, 9/19/2017	12,498,500
	Simon Property Group, LP
15,000,000	0.910%, 5/1/2017[b]	14,998,956
8,000,000	1.040%, 6/12/2017[b]	7,991,050
28,000,000	1.025%, 6/19/2017[b]	27,963,317
13,000,000	1.020%, 6/22/2017[b]	12,981,887
20,000,000	1.020%, 6/26/2017[b]	19,969,910
	Svenska Handelsbanken AB
25,000,000	0.900%, 5/1/2017[b]	24,998,119
6,800,000	1.000%, 5/22/2017[b]	6,795,811
15,000,000	1.200%, 7/5/2017[b]	14,972,120
10,000,000	1.080%, 7/7/2017[b]	9,980,750
5,000,000	1.205%, 9/1/2017[b]	4,980,400
15,000,000	1.250%, 9/5/2017[b]	14,938,954
	Svenska Handelsbanken NY
25,000,000	1.383%, 8/4/2017[e]	25,020,675
20,000,000	1.386%, 8/7/2017[e]	20,016,800
10,000,000	1.288%, 8/9/2017[e]	10,008,870
	Swedbank AB
6,750,000	1.000%, 6/7/2017	6,743,077
12,000,000	1.000%, 6/13/2017	11,985,817
10,000,000	1.000%, 6/14/2017	9,987,911
15,000,000	1.130%, 7/18/2017	14,966,722
15,000,000	1.150%, 7/24/2017	14,963,677
11,233,000	1.160%, 7/25/2017	11,205,404
10,000,000	1.750%, 3/12/2018[b]	10,005,090
	Thunder Bay Funding, LLC
25,000,000	1.151%, 7/25/2017[b,d,e]	24,999,425
25,000,000	1.180%, 8/24/2017[b,d]	24,900,438
	Toronto Dominion Bank of New York
10,000,000	1.100%, 7/14/2017	10,001,523
15,000,000	1.475%, 1/10/2018[e]	15,026,430
	Toronto-Dominion Bank NY
5,000,000	1.125%, 5/2/2017	5,000,000
15,000,000	1.606%, 7/12/2017[e]	15,017,370
15,000,000	1.534%, 8/10/2017[e]	15,023,895
10,000,000	1.414%, 8/18/2017[e]	10,009,270
10,000,000	1.658%, 10/16/2017[e]	10,024,540
10,000,000	1.558%, 10/17/2017[e]	10,019,920
10,000,000	1.323%, 3/5/2018[e]	10,006,940
	Toyota Motor Finance Netherlands BV
25,000,000	1.132%, 10/27/2017[e]	24,999,175
	U.S. Bank NA
19,560,000	1.375%, 9/11/2017	19,563,325
	UnitedHealth Group, Inc.
15,000,000	1.140%, 5/19/2017[b]	14,990,305

Principal Amount	Financials (39.8%)[a]	Value
	Victory Receivables Corporation
$16,230,000	1.020%, 5/9/2017[b,d]	$16,224,495
	Wachovia Corporation
9,358,000	1.401%, 6/15/2017[e]	9,361,257
3,125,000	5.750%, 6/15/2017	3,141,003
	Wells Fargo & Company
9,000,000	2.100%, 5/8/2017	9,001,080
16,880,000	1.364%, 6/2/2017[e]	16,883,005
32,587,000	1.400%, 9/8/2017	32,577,648
16,956,000	1.500%, 1/16/2018	16,949,235
	Wells Fargo Bank NA
20,000,000	1.464%, 6/1/2017[e]	20,011,340
20,000,000	1.391%, 6/15/2017[e]	20,008,880
10,000,000	1.636%, 9/22/2017[e]	10,020,950
	Westpac Banking Corporation
13,690,000	1.200%, 5/19/2017	13,690,109
3,700,000	2.000%, 8/14/2017	3,706,719
10,000,000	1.523%, 11/2/2017[b,e]	10,018,720
10,000,000	1.302%, 3/2/2018[b,e]	10,007,640
10,000,000	1.223%, 4/13/2018[b,e]	9,998,250
	Westpac Banking Corporation NY
10,000,000	1.581%, 9/28/2017[e]	10,019,080
	Westpac Securities New Zealand, Ltd.
5,000,000	1.260%, 9/21/2017[b,d]	4,976,153

	Total	2,203,213,533

Principal Amount	Foreign (5.5%)[a]	Value
	Caisse d’Amortissement de la Dette Sociale
10,000,000	1.015%, 5/22/2017[b]	9,993,967
25,000,000	1.140%, 7/7/2017[b]	24,950,854
25,000,000	1.242%, 7/17/2017[b]	24,942,889
15,000,000	1.245%, 7/24/2017[b]	14,962,336
	Caisse des Depots et Consignations
19,000,000	1.080%, 6/23/2017[b]	18,970,592
30,000,000	1.100%, 7/5/2017[b]	29,941,123
	Erste Abwicklungsanstalt
5,000,000	1.110%, 5/26/2017[b]	4,996,745
12,000,000	1.010%, 6/2/2017[b]	11,990,107
10,000,000	1.030%, 6/7/2017[b]	9,990,478
15,700,000	1.063%, 6/8/2017[b]	15,684,658
15,000,000	1.070%, 6/26/2017[b]	14,978,170
20,000,000	1.206%, 9/7/2017[b,e]	20,001,040
15,000,000	1.184%, 9/18/2017[b,e]	14,999,100
15,000,000	1.212%, 10/27/2017[b,e]	15,001,785
	Kells Funding, LLC
10,000,000	1.343%, 5/2/2017[b,d,e]	10,000,480
10,000,000	1.333%, 5/5/2017[b,d,e]	10,000,820
25,000,000	1.010%, 5/24/2017[b,d]	24,982,992
20,000,000	1.100%, 6/23/2017[b,d]	19,968,803
10,000,000	1.120%, 7/6/2017[b,d]	9,980,034

	Total	306,336,973

Principal Amount	Technology (2.6%)[a]	Value
	Apple, Inc.
7,950,000	1.050%, 5/5/2017	7,950,159
30,000,000	1.104%, 5/5/2017[e]	30,000,390
10,280,000	0.900%, 5/12/2017	10,279,928
	International Business Machines Corporation
41,100,000	1.502%, 8/18/2017[e]	41,152,279
23,300,000	5.700%, 9/14/2017	23,686,244

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of April 28, 2017

(unaudited)

Principal Amount	Technology (2.6%)[a]	Value
	Oracle Corporation
$18,847,000	1.350%, 7/7/2017[e]	$18,858,497
10,000,000	1.200%, 10/15/2017	9,999,180

	Total	141,926,677

Principal Amount	Transportation (1.0%)[a]	Value
	Burlington Northern Santa Fe, LLC
9,000,000	5.650%, 5/1/2017	9,000,000
	Canadian National Railway Company
25,000,000	1.050%, 6/14/2017[b,d]	24,970,690
	National Railroad Passenger Corporation
1,710,000	1.150%, 6/2/2017[d]	1,708,595
25,000,000	1.250%, 6/20/2017[d]	24,968,237

	Total	60,647,522

Principal Amount	U.S. Government and Agencies (7.9%)[a]	Value
	Federal Farm Credit Bank
29,850,000	1.040%, 8/24/2017[e]	29,862,119
14,100,000	1.022%, 8/29/2017[e]	14,112,126
15,000,000	1.034%, 9/15/2017[e]	15,014,190
9,000,000	1.000%, 10/13/2017[e]	9,008,037
5,800,000	1.159%, 3/8/2018[e]	5,816,814
	Federal Home Loan Bank
10,000,000	1.033%, 7/3/2017[e]	10,004,960
50,000,000	1.036%, 9/6/2017[e]	50,046,600
75,000,000	0.959%, 10/30/2017[e]	75,090,675
14,200,000	1.058%, 11/2/2017[e]	14,219,497
10,000,000	1.058%, 11/3/2017[e]	10,013,790
75,000,000	0.942%, 11/17/2017[e]	75,067,200
23,500,000	1.035%, 12/5/2017[e]	23,542,535
	Federal Home Loan Mortgage Corporation
25,000,000	1.072%, 12/21/2017[e]	25,038,775
25,000,000	1.126%, 1/12/2018[e]	25,050,525
	Federal National Mortgage Association
44,060,000	1.128%, 1/11/2018[e]	44,141,996
	Overseas Private Investment Corporation
4,000,000	0.000%, 11/15/2017	4,011,268
8,100,000	0.000%, 11/17/2017	8,125,693

	Total	438,166,800

Principal Amount	U.S. Municipals (6.0%)[a]	Value
	City & County of San Francisco, CA
13,185,000	0.900%, 5/8/2017[d]	13,184,868
	City of Philadelphia, PA
25,000,000	0.950%, 5/15/2017[d]	24,999,750
	Hennepin County, MN
20,000,000	0.950%, 5/5/2017	20,000,000
	Los Angeles Department of Airports
15,000,000	0.950%, 5/16/2017[d]	14,992,800
	Shelby County, TN
10,000,000	0.840%, 5/4/2017	10,000,000
25,000,000	0.960%, 5/15/2017	24,999,250
20,000,000	0.950%, 5/16/2017	20,000,000
	State of California
25,000,000	0.960%, 5/15/2017[d]	25,000,250
10,000,000	1.020%, 6/14/2017[d]	9,999,700

Principal Amount	U.S. Municipals (6.0%)[a]	Value
$8,160,000	0.980%, 6/22/2017[d]	$8,159,184
	State of Tennessee
19,463,000	0.950%, 5/17/2017[d]	19,462,611
	State of Wisconsin
20,000,000	0.960%, 5/4/2017	19,999,800
25,000,000	0.960%, 5/8/2017	24,999,500
25,000,000	0.960%, 5/15/2017	24,999,250
10,000,000	0.960%, 5/16/2017	9,999,700
25,582,000	0.960%, 5/17/2017	25,581,232
	York County, SC Pollution
15,000,000	1.000%, 5/1/2017[d]	15,000,000
21,000,000	1.000%, 5/1/2017[d]	21,000,000

	Total	332,377,895

Principal Amount	Utilities (10.0%)[a]	Value
	American Electric Power Company, Inc.
25,000,000	1.230%, 5/4/2017[b]	24,995,350
18,000,000	1.280%, 5/8/2017[b]	17,994,345
24,000,000	1.241%, 5/10/2017[b]	23,990,888
20,000,000	1.250%, 5/18/2017[b]	19,987,056
	Berkshire Hathaway Energy Company
15,000,000	1.200%, 5/1/2017[b]	14,998,619
25,000,000	1.180%, 5/2/2017[b]	24,996,920
10,000,000	1.130%, 5/19/2017[b]	9,993,187
10,000,000	1.130%, 5/30/2017[b]	9,989,129
	CenterPoint Energy, Inc.
20,000,000	1.100%, 5/1/2017[b]	19,998,158
	Duke Energy Corporation
23,000,000	1.120%, 5/2/2017[b]	22,997,166
15,000,000	1.200%, 5/9/2017[b]	14,994,798
15,000,000	1.180%, 5/12/2017[b]	14,993,315
	Edison International
15,000,000	1.100%, 5/4/2017[b]	14,997,210
14,000,000	1.150%, 5/10/2017[b]	13,994,685
	Exelon Corporation
25,500,000	1.155%, 5/3/2017[b]	25,496,062
	Florida Power & Light Company
14,958,000	1.100%, 5/5/2017	14,954,830
20,000,000	1.270%, 6/14/2017	19,970,024
	Georgia Transmission Corporation
12,501,000	1.000%, 5/19/2017[b]	12,494,962
15,000,000	1.000%, 6/6/2017[b]	14,986,106
10,000,000	1.050%, 6/9/2017[b]	9,989,967
	Pacific Gas & Electric Company
25,000,000	1.100%, 5/5/2017[b]	24,994,458
	PPL Electric Utilities Corporation
10,000,000	1.130%, 5/1/2017[b]	9,999,079
15,000,000	1.180%, 5/3/2017[b]	14,997,683
12,000,000	1.208%, 5/8/2017[b]	11,996,230
10,000,000	1.150%, 5/9/2017[b]	9,996,532
15,000,000	1.200%, 5/10/2017[b]	14,994,305
	Southern Company
16,650,000	1.250%, 5/10/2017[b]	16,643,678
15,000,000	1.230%, 5/25/2017[b]	14,986,466
	Xcel Energy, Inc.
25,000,000	1.130%, 5/1/2017[b]	24,997,698
25,000,000	1.150%, 5/2/2017[b]	24,996,919
15,000,000	1.150%, 5/3/2017[b]	14,997,683

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of April 28, 2017

(unaudited)

Principal Amount	Utilities (10.0%)[a]	Value
$25,000,000	1.200%, 5/10/2017[b]	$24,990,508
	Total	555,404,016

	Total Investments (cost $5,602,590,471) 101.2%	$5,603,664,329

	Other Assets and Liabilities, Net (1.2)%	(67,959,740)

	Total Net Assets 100.0%	$5,535,704,589

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 28, 2017, the value of these investments was $2,836,364,502 or 51.2% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 28, 2017.
e	Denotes investments purchased on a when-issued or delayed delivery basis.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,333,589
Gross unrealized depreciation	(259,731)

Net unrealized appreciation (depreciation)	$1,073,858

Cost for federal income tax purposes	$5,602,590,471

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of April 28, 2017

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 28, 2017, in valuing Core Short-Term Reserve Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	436,936,506	–	436,936,506	–
Basic Materials	150,679,817	–	150,679,817	–
Capital Goods	137,591,798	–	137,591,798	–
Communications Services	127,928,615	–	127,928,615	–
Consumer Cyclical	154,986,496	–	154,986,496	–
Consumer Non-Cyclical	422,032,554	–	422,032,554	–
Energy	135,435,127	–	135,435,127	–
Financials	2,203,213,533	–	2,203,213,533	–
Foreign	306,336,973	–	306,336,973	–
Technology	141,926,677	–	141,926,677	–
Transportation	60,647,522	–	60,647,522	–
U.S. Government and Agencies	438,166,800	–	438,166,800	–
U.S. Municipals	332,377,895	–	332,377,895	–
Utilities	555,404,016	–	555,404,016	–

Total	$5,603,664,329	$–	$5,603,664,329	$–

There were no significant transfers between Levels during the period ended April 28, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT CORE SHORT-TERM RESERVE FUND

Statement of Assets and Liabilities

As of April 28, 2017 (unaudited)	Core Short-Term Reserve Fund

Assets
Investments at cost	$5,602,590,471
Investments in securities at value	5,603,664,329
Investments at Value	5,603,664,329
Cash	37,158
Dividends and interest receivable	7,108,153
Prepaid expenses	24,591
Prepaid trustee fees	1,099
Total Assets	5,610,835,330

Liabilities
Distributions payable	4,738,123
Accrued expenses	52,896
Payable for:
Investments purchased	25,678,841
Investments purchased on a delayed delivery basis	44,650,000
Administrative fees	6,998
Transfer agent fees	2,333
Trustee deferred compensation	1,550
Commitments and contingent liabilities^	–
Total Liabilities	75,130,741

Net Assets
Capital stock (beneficial interest)	5,534,991,197
Accumulated undistributed net investment income/(loss)	(339,089)
Accumulated undistributed net realized gain/(loss)	(21,377)
Net unrealized appreciation/(depreciation) on:
Investments	1,073,858
Total Net Assets	$5,535,704,589
Shares of beneficial interest outstanding	553,499,353
Net asset value per share	$10.00

^	Commitments and contingent liability accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE SHORT-TERM RESERVE FUND

Statement of Operations

For the six months ended April 28, 2017 (unaudited)	Core Short-Term Reserve Fund
Investment Income
Interest	24,433,600
Total Investment Income	24,433,600

Expenses
Administrative service fees	44,498
Amortization of offering costs	15,654
Audit and legal fees	19,671
Custody fees	73,197
Insurance expenses	11,242
Printing and postage expenses	5,374
Transfer agent fees	14,833
Trustees’ fees	3,899
Other expenses	39,164
Total Net Expenses	227,532

Net Investment Income/(Loss)	24,206,068
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(4,162)
Change in net unrealized appreciation/(depreciation) on:
Investments	(692,309)
Net Realized and Unrealized Gains/(Losses)	(696,471)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$23,509,597

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE SHORT-TERM RESERVE FUND

Statement of Changes in Net Assets

	Core Short-Term Reserve Fund
For the periods ended	4/28/2017 (unaudited)	10/31/2016(a)
Operations
Net investment income/(loss)	$24,206,068	$12,447,918
Net realized gains/(losses)	(4,162)	(17,215)
Change in net unrealized appreciation/(depreciation)	(692,309)	1,766,167
Net Change in Net Assets Resulting From Operations	23,509,597	14,196,870
Distributions to Shareholders
From net investment income	(24,547,488)	(12,447,918)
Total Distributions to Shareholders	(24,547,488)	(12,447,918)

Capital Stock Transactions
Sold	5,925,888,218	8,320,836,904
Redeemed	(5,151,637,697)	(3,560,093,897)
Total Capital Stock Transactions	774,250,521	4,760,743,007

Net Increase/(Decrease) in Net Assets	773,212,630	4,762,491,959
Net Assets, Beginning of Period	4,762,491,959	–
Net Assets, End of Period	$5,535,704,589	$4,762,491,959
Accumulated Undistributed Net Investment Income/(Loss)	$(339,089)	$2,331

Capital Stock Share Transactions
Sold	592,588,822	832,083,691
Redeemed	(515,163,770)	(356,009,390)

Total Capital Stock Share Transactions	77,425,052	476,074,301

(a)	For the period from May 2, 2016 (inception) through April 28, 2017.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE SHORT-TERM RESERVE FUND

NOTES TO FINANCIAL STATEMENTS

April 28, 2017

(unaudited)

1) ORGANIZATION

Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on May 2, 2016. The Trust is authorized to issue shares of beneficial interest, no par value, divisible into an indefinite number of different series and classes and operates as a “series company” as provided by Rule 18f-2 under the 1940 Act. The Trust currently consists of one series, Thrivent Core Short-Term Reserve Fund (the “Fund”), which is diversified. The Fund was established primarily to serve as a cash sweep vehicle for the series of Thrivent Mutual Funds and Thrivent Series Fund, Inc.

The Fund is an investment company which follows the accounting and reporting guidance of the Financial Accounting Standard Board (FASB) Accounting Standard Codification Topic 946 – Financial Services – Investment Companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Fund’s securities to the investment adviser, Thrivent Asset Management, LLC (the “Adviser”). The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Fund’s investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

(B) Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Fund, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

GAAP requires management of the Fund to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely

THRIVENT CORE SHORT-TERM RESERVE FUND

NOTES TO FINANCIAL STATEMENTS

April 28, 2017

(unaudited)

than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

Management of the Fund analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Fund include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of April 28, 2017, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax year ending October 31, 2016. The Fund has no examinations in progress and none are expected at this time.

As of April 28, 2017, management of the Fund has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Fund’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(C) Expenses and Income – Estimated expenses are accrued daily. Interest income is accrued daily and is determined on the basis of interest or discount earned on all debt securities, including accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income.

(D) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Fund are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

(E) When-Issued and Delayed Delivery Transactions – The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(F) Repurchase Agreements – The Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the six months ended April 28, 2017, the Fund did not engage in this type of investment.

(G) Credit Risk – The Fund may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Fund’s policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(H) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(I) Amortization of Offering Costs – The offering costs referenced in the Statement of Operations for Core Short-Term Reserve Fund are costs incurred by the Fund in order to establish it for sale. These costs generally include any legal costs associated with registering the Fund. These costs are amortized over a period of 12 months from inception.

(J) Recent Accounting Pronouncements —

Investment Company Reporting Modernization.

In October 2016, the Securities and Exchange Commission (SEC) adopted new rules and forms to modernize the reporting

THRIVENT CORE SHORT-TERM RESERVE FUND

NOTES TO FINANCIAL STATEMENTS

April 28, 2017

(unaudited)

and disclosure of information by registered investment companies. The SEC also adopted amendments to Regulations S-X, which describe the specific format and content of financial reports, to require standardized and enhanced disclosures and derivatives in investment company financial statements and other amendments. These amendments are effective August 1, 2017. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statements and footnote disclosures.

(K) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Fees – The Trust has entered into an administration and accounting services agreement with the Adviser pursuant to which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fixed fee plus percentage of net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the six months ended April 28, 2017, the Adviser received aggregate fees for administrative and accounting personnel and services of $45,000 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds.

Those Trustees not participating in the above plan received $3,806 in fees from the Trust for the six months ended April 28, 2017. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are employed at Thrivent Financial for Lutherans and receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.

(B) Indirect Expenses – The Fund may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(4) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of April 28, 2017, the tax-basis balance has not yet been determined.

At October 31, 2016, Core Short-Term Reserve Fund had accumulated net realized capital loss carryovers expiring as follows:

	Capital Loss
Fund	Carryover	Expiration Year
Core Short-Term
Reserve	$17,215	Unlimited

To the extent that Core Short-Term Reserve Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code. Capital loss carryovers will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. If the losses are not reduced by gains during the next fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained.

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended April 28, 2017, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Core Short-Term Reserve Fund	$570,186	$720,012

Purchases and sales of U.S. Government securities were:

	In thousands
Fund	Purchases	Sales
Fund	Purchases	Sales
Core Short-Term Reserve Fund	$–	$54,170

(6) RELATED PARTY TRANSACTIONS

As of April 28, 2017, related parties held 100% of the outstanding shares of the Fund.

(7) SUBSEQUENT EVENTS

Management of the Fund has evaluated the impact of subsequent events through June 20, 2017, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

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THRIVENT CORE SHORT-TERM RESERVE FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *

		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
CORE SHORT-TERM RESERVE FUND
Period Ended 4/28/2017 (unaudited)	$10.00	$0.05	$0.00	$0.05	$(0.05)	$–
Year Ended 10/31/2016 (c)	10.00	0.03	0.00	0.03	(0.03)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

(c)	Since inception, May 2, 2016.

*	All per share amounts have been rounded to the nearest cent.

**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE SHORT-TERM RESERVE FUND

FINANCIAL HIGHLIGHTS – CONTINUED

RATIOS/SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	**Portfolio Turnover Rate
$(0.05)	$10.00	0.48%	$5,535.7	0.01%	0.96%	0.01%	0.96%	62%
(0.03)	10.00	0.32%	4,762.5	0.01%	0.67%	0.01%	0.67%	31%

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(Unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available at sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

BOARD APPROVAL OF ADVISORY AGREEMENT

The Investment Company Act of 1940 (the “Investment Company Act”) requires that the Advisory Agreement for the Thrivent Core Short-Term Reserve Fund (the “Fund”), a series of the Thrivent Core Funds (the “Trust”), be approved by the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act (the “Independent Trustees”). The ten-member Board includes eight Independent Trustees, including the Chairman.

At its meeting on November 17-18, 2015, the Board voted unanimously to approve the Advisory Agreement between the Trust and Thrivent Asset Management, LLC (the “Adviser”) with respect to the Fund. In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the Trust and the objective of the Fund, as well as the following:

1.	The nature, extent, and quality of the services to be provided by the Adviser;

2.	The Adviser’s performance history and how that might translate to the performance of the Fund;

3.	The fees and other expenses charged to the Fund;

4.	The cost of services provided and profit realized by the Adviser;

5.	Other benefits realized by the Adviser and its affiliates from their relationship with the Fund; and

6.	Any other factors that the Board deemed relevant to its consideration.

In connection with the formation of the Trust and the Fund, and the approval of the Advisory Agreement, the Investment Committee of the Board (consisting of all of the Independent Trustees) met on August 25, 2015 and November 17, 2015 to consider information relevant to the Trustees’ consideration.

The Independent Trustees were represented by independent counsel throughout the process and during executive sessions without management present to consider whether to approve the Advisory Agreement. The Independent Trustees relied on their own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Investment Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. The key factors considered and the conclusions reached are described below.

ADDITIONAL INFORMATION

(Unaudited)

Nature, Extent and Quality of Services

At the meetings, management presented information describing the services to be furnished to the Fund by the Adviser, the transfer agent and the administrator. During these meetings, management reported on the personnel that would provide services to the Fund, including the proposed portfolio manager. The Board also considered information relating to the investment experience and qualifications of the Adviser’s portfolio manager that would oversee investments for the Fund.

The Board received information at the meetings from the Head of Fixed Income Funds about other Thrivent funds with similar investment objectives to the Fund that were managed by the proposed portfolio manager for the Fund. These presentations gave the Board the opportunity to evaluate the portfolio manager’s abilities and the quality of services he would provide to the Fund. The Independent Trustees also received quarterly reports regarding other Thrivent funds from the Chief Compliance Officer that served to inform the Board about the types of compliance services and programs that would be applied to the Fund.

The Board considered the adequacy of the Adviser’s resources to be used in providing services to the Fund. The Adviser reviewed its process for overseeing its portfolio management teams for all Thrivent funds. In addition, the Adviser noted that its investments in technology and personnel have benefitted other Thrivent funds and discussed continued investments in these resources, which would benefit the Fund. The Adviser reviewed the non-advisory services to be provided to the Fund by the Adviser and its affiliates. The Board viewed these actions as a positive factor in approving the Advisory Agreement as they demonstrated the Adviser’s commitment to provide the Fund with quality service.

The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser supported approval of the Advisory Agreement.

Investment Performance

Because the Fund had not yet commenced operation, the Board could not consider the performance of the Fund. The Board did consider that the proposed portfolio manager for the Fund also manages Thrivent’s money market funds, which, prior to changes to address money market regulatory reforms adopted by the Securities and Exchange Commission, were managed with similar investment objectives as the Fund. The Board received information about the Thrivent money market funds in connection with the renewal of the advisory agreements for other Thrivent fixed income funds. The Board also considered the proposed performance benchmarks for the Fund. The Board noted that the Fund is designed primarily to offer a sweep option for other investment companies managed by the Adviser or its affiliates and ultimately enhance the performance of those investment companies.

Fees and Fund Expenses

The Board noted that the Adviser will not charge an investment advisory fee to the Fund. The Adviser discussed the fees and expenses that the Fund would incur. The Board considered the fees and expenses to be charged to the Fund and determined that they were reasonable.

Cost of Services, Profitability and Economies of Scale

The Board noted that the Adviser will not charge an investment advisory fee to the Fund and thus concluded that the Adviser’s profitability would not be excessive. The Board did not consider economies of scale because the Fund did not yet have any assets and determined that it would not be a material factor of consideration given that the Adviser is not charging an advisory fee.

Other Benefits to the Adviser and its Affiliates

The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Trust. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.

ADDITIONAL INFORMATION

(Unaudited)

Based on the factors discussed above, the Investment Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the

current prospectus for Thrivent Core Funds, which contains more complete information about the Trust, including investment

objectives, risks, charges and expenses.

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments

(a)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 27, 2017	THRIVENT CORE FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 27, 2017	By:	/s/ David S. Royal
David S. Royal
President

Date: June 27, 2017	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer